Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	Bone Biologics, Corp.
Entity Central Index Key	0001419554
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company